LKCM FUNDLKCM SMALL CAP EQUITY PORTFOLIO LKCM EQUITY PORTFOLIO

 Supplement Dated August 28, 1997 to the Prospectus Dated March
10, 1997

 Effective September 2, 1997, Firstar Trust Company will act as Transfer Agent for the LKCM Fund, which currently consists of the LKCM Small Cap Equity Portfolio and the LKCM Equity Portfolio (collectively the "Fund"). Shares of the Fund may be purchased by sending a completed application to LKCM Fund, c/o Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701. Correspondence sent by overnight courier should be addressed to LKCM Fund, c/o Firstar Trust Company, Mutual Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. The telephone number for all inquiries will continue to be 1-800-688-LKCM. Prior to purchasing shares by Fed wire transfer, please contact Firstar Trust Company at the above telephone number. The Transfer Agent charges a $12.00 service fee for each payment of redemption proceeds made by Fed wire. The fee will be deducted from the shareholders account.
A $20.00 fee will be imposed by the Transfer Agent if any check used for investment in an account does not clear due to insufficient funds. Additional services provided to the Fund by Firstar Trust Company include: custody, fund accounting, and fund administration.

Effective September 2, 1997, the LKCM Fund will have new Fed wire transfer instructions for share purchases. Payment for fund shares if purchased by Fed wire should be transmitted to:

			Firstar Bank Milwaukee, N.A.

		ABA #0750-00022

		Account #112-952-137

		For further credit to [Name of specific LKCM Fund]

		[Investor's account number]

		[Name/registration of account]

(This information supplements the material on pages 10-11 of the LKCM Small Cap Equity Portfolio Prospectus and pages 8-9 of the
LKCM Equity Portfolio Prospectus)

 Also effective September 2, 1997, First Data Distributors, Inc. will act as the Distributor for the LKCM Fund. The Distributor is a broker-dealer registered with the Securities and Exchange Commission and is located at 4400 Computer Drive, Westborough, MA 01581. Jacqui Brownfield, an employee of the Adviser, Luther King Capital Management Corp., and an officer of the Fund, is a registered representative of the Distributor.

(This information supplements the material on page 16 of the LKCM Small Cap Equity Portfolio Prospectus and page 15 of the
LKCM Equity Portfolio Prospectus)



This supplement should be retained with your Prospectus for future reference.